SHORT-TERM INVESTMENTS MEASURED AT FAIR VALUE	12 Months Ended
Dec. 31, 2016
SHORT-TERM INVESTMENTS MEASURED AT FAIR VALUE
SHORT-TERM INVESTMENTS MEASURED AT FAIR VALUE

4.SHORT-TERM INVESTMENTS MEASURED AT FAIR VALUE

The short-term investments measured at fair value as of December 31, 2015 and 2016 were as follows:

	As of December 31,
	2015	2016
HMIN	506,407	—

In 2015, the Group purchased 2,282,951 ADS of HOMEINNS HOTEL GROUP (“HMIN”), a hotel chain listed in NASDAQ in the USA, from open market for consideration of RMB434,811. As of December 31, 2015, the Group holds approximately 4.7% of HMIN’s total outstanding shares. Given the level of investment, the Group accounts for its investment in HMIN as “available-for-sale” and measured the fair value at every period end. The unrealized holding gains and losses for available-for-sale securities are reported in other comprehensive income until realized. As of December 31, 2015, the Group recorded the investment in HMIN at the fair value of RMB506,407, with the fair value increase of RMB46,617 recorded to other comprehensive income. In 2016, the Group sold all the 2,282,951 ADS and reclassified the accumulated unrealized gain of RMB67,921 from other comprehensive income to other income accordingly.